Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 5,252
Ending balance	[1]	4,881		$ 5,252
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,367		10,517
Additions		753		684
Disposals/Retirements		(798)	[2]	(631)
Foreign currency adjustments and other		233		(203)
Ending balance		10,555		10,367
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,115)		(4,875)
Depreciation		683		730
Disposals/Retirements		306		372
Foreign currency adjustments and other		182		(118)
Ending balance		(5,674)		(5,115)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,073
Ending balance		637		1,073
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,736		1,813
Additions		194		120
Disposals/Retirements		(481)	[2]	(149)
Foreign currency adjustments and other		(129)		(48)
Ending balance		1,320		1,736
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(663)		(686)
Depreciation		36		49
Disposals/Retirements		44		50
Foreign currency adjustments and other		28		(22)
Ending balance		(683)		(663)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		519
Ending balance		608		519
Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,780		1,809
Additions		144		232
Disposals/Retirements		(82)	[2]	(183)
Foreign currency adjustments and other		44		(78)
Ending balance		1,886		1,780
Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,261)		(1,268)
Depreciation		83		94
Disposals/Retirements		67		75
Foreign currency adjustments and other		1		(26)
Ending balance		(1,278)		(1,261)
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		271
Ending balance		267		271
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		633		705
Additions		88		73
Disposals/Retirements		(25)	[2]	(155)
Foreign currency adjustments and other		126		10
Ending balance		822		633
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(362)		(381)
Depreciation		133		140
Disposals/Retirements		17		145
Foreign currency adjustments and other		77		(14)
Ending balance		(555)		(362)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		689
Ending balance		744		689
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,877		1,854
Additions		117		134
Disposals/Retirements		(92)	[2]	(67)
Foreign currency adjustments and other		112		(44)
Ending balance		2,014		1,877
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,188)		(1,152)
Depreciation		113		116
Disposals/Retirements		71		40
Foreign currency adjustments and other		40		(40)
Ending balance		(1,270)		(1,188)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,700
Ending balance		2,625		2,700
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,341		4,336
Additions		210		125
Disposals/Retirements		(118)	[2]	(77)
Foreign currency adjustments and other		80		(43)
Ending balance		4,513		4,341
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,641)		(1,388)
Depreciation		318		331
Disposals/Retirements		107		62
Foreign currency adjustments and other		36		(16)
Ending balance		$ (1,888)		$ (1,641)

[1]	Includes $39 (2024 – $36) of investment property.
[2]	Includes a net impairment loss recorded in Q1 2025 related to the agreement to sell the banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.